Deferred revenue and deferred platform commission fees - Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred revenue and deferred platform commission fees
Balance at the beginning	$ 392,439	$ 422,681
Deferred during the year	305,115	330,805
Released to profit or loss	(348,032)	(361,047)
Current portion	234,178	295,552
Non-current portion	115,344	96,887
Balance at the end	$ 349,522	$ 392,439